Shareholder Report, Average Annual Return (Details) 193906_Innovator Laddered Allocation Power Buffer ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	108 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator Laddered Allocation Power Buffer ETF™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Laddered Allocation Power Buffer ETF NAV
Average Annual Return, Percent	11.62%	9.33%	8.50%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	15.65%
FTSE Laddered Power Buffer Strategy Price Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Laddered Power Buffer Strategy Price Return Index
Average Annual Return, Percent	11.70%	9.42%	8.93% [1]

[1]
**	Since Inception return is cumulative and from the date the Fund began tracking the FTSE Laddered Power Buffer Strategy Price Return Index.